Leases - Schedule of Aggregate Lease Payments (Details)	Dec. 31, 2024 USD ($)
Schedule of Aggregate Lease Payments [Abstract]
2025	$ 168,105
2026	168,105
2027	126,203
Total undiscounted cash flows	462,413
Less - imputed interest	29,218
Present value of operating lease liabilities	$ 433,195